Commitments and Contingencies - Summary of Future Minimum Rental Payments For Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
2022	$ 459
2023	4
2024 and thereafter	0
Total minimum payments	463
Lease Termination Agreement [Member]
Lessee, Lease, Description [Line Items]
2022	293
2023	49
2024 and thereafter	0
Total minimum payments	$ 342